GS Mortgage-Backed Securities Trust 2024-PJ4 ABS-15G

Exhibit 99.6 - Schedule 7

Client Name:
Client Project Name:	GSMBS 2024-PJ4
Start - End Dates:	1/20/2021 - 12/6/2023
Deal Loan Count:	55

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Credit/Mtg History	XXXX	Credit report stale dated at closing	1
Credit	Credit/Mtg History	XXXX	# of Tradelines Does Not Meet Guideline Requirements	1
Credit	Income/Employment	XXXX	Verbal verification of employment completed outside the stated requirements and/or after closing/funding	1
Credit	Income/Employment	XXXX	Balance Sheet missing for one or more Self Employed borrowers	1
Credit	Income/Employment	XXXX	Income Amount is Unsupported by Documentation in File	1
Credit	Assets	XXXX	Insufficient # of months cash reserves for PITI per guideline requirements	1
Compliance	TILA/RESPA Integrated Disclosure	XXXX	TRID - CD: Zero tolerance fee or fees increased at or prior to closing without a valid reason or the revised LE/CD was not timely disclosed; insufficient credit or refund provided	1
Total				7

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